Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares U.S. ETF Trust

Supplement dated December 22, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated February 28, 2020 (as revised August 17, 2020) and the Statement of Additional Information (the “SAI”) dated February 28, 2020 (as revised August 17, 2020) for the iShares Commodities Select Strategy ETF (COMT) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus, and the SAI for the Fund.

The following changes will take effect for the Fund on or around March 1, 2021:

	Current	New
Fund Name	iShares Commodities Select Strategy ETF	iShares GSCI Commodity Dynamic Roll Strategy ETF
Fund Investment Objective	The iShares Commodities Select Strategy ETF seeks total return by providing investors with broad commodity exposure.	The iShares GSCI Commodity Dynamic Roll Strategy ETF seeks to track the investment results of an index composed of a broad range of commodity exposures with enhanced roll selection, on a total return basis.

In connection with the investment objective change, all references in the Summary Prospectus, Prospectus, and SAI to the “S&P Benchmark” are replaced with “Underlying Index”.

Changes in the Fund’s “Principal Investment Strategies”

The first two paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” shall be deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the S&P GSCI Dynamic Roll (USD) Total Return Index (the “Underlying Index”), which measures the performance of futures contracts such as aluminum, Brent crude oil, cocoa, coffee, copper, corn, cotton, gas oil, feeder cattle, gold, heating oil, lean hogs, lead, live cattle, natural gas, nickel, silver, soybeans, sugar, unleaded gasoline, wheat, West Texas Intermediate crude oil and zinc. The Underlying Index is rebalanced on an annual basis.

In seeking to achieve its investment objective, the Fund may invest in a combination of exchange-traded commodity futures contracts, exchange-traded options on commodity-related futures contracts and exchange-cleared commodity related swaps (together, “Commodity Linked Investments”), thereby obtaining exposure to the commodities markets. Commodity-Linked Investments may also include exchange-cleared swaps on commodities and exchange-traded options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Investing in Commodity-Linked Investments may have a leveraging effect on the Fund.

The fourth paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” shall be deleted in its entirety and replaced with the following:

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor selection of securities and/or other instruments. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities and/or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The securities and/or other instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities and/or other instruments in the Underlying Index.

After the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies,” the following paragraph is added:

The Underlying Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Changes in the “Summary of Principal Risks”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is deleted in its entirety and replaced with the following:

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. The order of the below risk factors does not indicate the significance of any particular risk factor.

The section of the Summary Prospectus and Prospectus entitled “Management Risk” is deleted in its entirety and replaced with the following:

Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that the investment strategy of BFA and BlackRock International Limited (“BIL”), the Fund’s sub-adviser, may not produce the intended results.

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is updated to add the following:

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

Passive Investment Risk. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. INDEX EXCHANGE TRADED FUNDS (“ETFs”) THAT TRACK INDICES WITH SIGNIFICANT WEIGHT IN FUTURES CONTRACTS MAY EXPERIENCE HIGHER TRACKING ERROR THAN OTHER INDEX ETFs THAT DO NOT TRACK SUCH INDICES.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares GSCI Commodity Dynamic Roll Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares U.S. ETF Trust

Supplement dated December 22, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated February 28, 2020 (as revised August 17, 2020) and the Statement of Additional Information (the “SAI”) dated February 28, 2020 (as revised August 17, 2020) for the iShares Commodities Select Strategy ETF (COMT) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus, and the SAI for the Fund.

The following changes will take effect for the Fund on or around March 1, 2021:

	Current	New
Fund Name	iShares Commodities Select Strategy ETF	iShares GSCI Commodity Dynamic Roll Strategy ETF
Fund Investment Objective	The iShares Commodities Select Strategy ETF seeks total return by providing investors with broad commodity exposure.	The iShares GSCI Commodity Dynamic Roll Strategy ETF seeks to track the investment results of an index composed of a broad range of commodity exposures with enhanced roll selection, on a total return basis.

In connection with the investment objective change, all references in the Summary Prospectus, Prospectus, and SAI to the “S&P Benchmark” are replaced with “Underlying Index”.

Changes in the Fund’s “Principal Investment Strategies”

The first two paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” shall be deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the S&P GSCI Dynamic Roll (USD) Total Return Index (the “Underlying Index”), which measures the performance of futures contracts such as aluminum, Brent crude oil, cocoa, coffee, copper, corn, cotton, gas oil, feeder cattle, gold, heating oil, lean hogs, lead, live cattle, natural gas, nickel, silver, soybeans, sugar, unleaded gasoline, wheat, West Texas Intermediate crude oil and zinc. The Underlying Index is rebalanced on an annual basis.

In seeking to achieve its investment objective, the Fund may invest in a combination of exchange-traded commodity futures contracts, exchange-traded options on commodity-related futures contracts and exchange-cleared commodity related swaps (together, “Commodity Linked Investments”), thereby obtaining exposure to the commodities markets. Commodity-Linked Investments may also include exchange-cleared swaps on commodities and exchange-traded options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Investing in Commodity-Linked Investments may have a leveraging effect on the Fund.

The fourth paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” shall be deleted in its entirety and replaced with the following:

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor selection of securities and/or other instruments. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities and/or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The securities and/or other instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities and/or other instruments in the Underlying Index.

After the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies,” the following paragraph is added:

The Underlying Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Changes in the “Summary of Principal Risks”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is deleted in its entirety and replaced with the following:

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. The order of the below risk factors does not indicate the significance of any particular risk factor.

The section of the Summary Prospectus and Prospectus entitled “Management Risk” is deleted in its entirety and replaced with the following:

Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that the investment strategy of BFA and BlackRock International Limited (“BIL”), the Fund’s sub-adviser, may not produce the intended results.

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is updated to add the following:

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

Passive Investment Risk. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. INDEX EXCHANGE TRADED FUNDS (“ETFs”) THAT TRACK INDICES WITH SIGNIFICANT WEIGHT IN FUTURES CONTRACTS MAY EXPERIENCE HIGHER TRACKING ERROR THAN OTHER INDEX ETFs THAT DO NOT TRACK SUCH INDICES.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.